The portfolio management table under “Portfolio Management” in the Fund Summary for each Fund is revised and restated as follows in order to add Vishal Khanduja to the portfolio management team:

Calvert Ultra-Short Income Fund

Investment Advisor. Calvert Investment Management, Inc. (“Calvert” or the “Advisor”)

Portfolio Manager		Length of Time
Name	Title	Managing Fund
Michael Abramo	Vice President, Portfolio	Since January 2011
Manager
Matthew Duch	Vice President, Portfolio	Since September 2011
Manager
Mauricio Agudelo	Portfolio Manager	Since January 2011
Vishal Khanduja, CFA	Portfolio Manager	Since July 2012

Calvert Government Fund

Investment Advisor. Calvert Investment Management, Inc. (“Calvert” or the “Advisor”)

Portfolio Manager		Length of Time
Name	Title	Managing Fund
Matthew Duch	Vice President, Portfolio	Since September 2011
Manager
Michael Abramo	Vice President, Portfolio	Since September 2011
Manager
Vishal Khanduja, CFA	Portfolio Manager	Since July 2012

In addition, the portfolio management table for each Fund under “Management of Fund Investments – Portfolio Management” on page 46 is revised and restated as follows:

Calvert Ultra-Short Income Fund
Calvert Investment Management, Inc.

See “About Calvert” above.

Michael Abramo, Matthew Duch, Mauricio Agudelo and Vishal Khanduja are jointly and primarily responsible for the day-to-day management of the Fund.

Portfolio Manager	Business Experience During Last 5 Years	Role on Management Team
Michael Abramo	Mr. Abramo has been a member of the Calvert Taxable Fixed Income Team since 1999 and became a Portfolio Manager for this Fund in January 2011.	Lead Portfolio Manager

Matthew Duch	Mr. Duch has been a Portfolio Manager on the Calvert Taxable Fixed Income Team since 2006 and became a Portfolio Manager for this Fund in September 2011.	Co-Portfolio Manager

Mauricio Agudelo	Mr. Agudelo has been a member of the Calvert Taxable Fixed Income Team since 2004 and became a Portfolio Manager for this Fund in January 2011.	Co-Portfolio Manager

Vishal Khanduja, CFA	Mr. Khanduja has been a member of the Calvert Taxable
 Fixed Income Team and a Portfolio Manager for this Fund
since July 2012. He previously worked at Columbia
Management as Portfolio Manager – Global Rates and Currency Team (2009-2012) and Senior Analyst – Structured Assets Team (2008-2009). Prior to Columbia Management,
he was Associate Director (Fixed Income Analytics) at
	Galliard Capital Management (2007-2008).	Co-Portfolio Manager

Calvert Government Fund
Calvert Investment Management, Inc.

See “About Calvert” above.

Matthew Duch, Michael Abramo and Vishal Khanduja are jointly and primarily responsible for the day-to-day management of the Fund.

Portfolio Manager	Business Experience During Last 5 Years	Role on Management Team
Matthew Duch	Mr. Duch has been a Portfolio Manager on the Calvert Taxable Fixed Income Team since 2006 and became a Portfolio Manager for this Fund in September 2011.	Lead Portfolio Manager

Michael Abramo	Mr. Abramo has been a member of the Calvert Taxable Fixed Income Team since 1999 and became a Portfolio Manager for this Fund in September 2011.	Co-Portfolio Manager

Vishal Khanduja, CFA	Mr. Khanduja has been a member of the Calvert Taxable
Fixed Income Team and a Portfolio Manager for this Fund
since July 2012. He previously worked at Columbia
Management as Portfolio Manager – Global Rates and Currency Team (2009-2012) and Senior Analyst – Structured Assets Team (2008-2009). Prior to Columbia Management,
he was Associate Director (Fixed Income Analytics) at
	Galliard Capital Management (2007-2008).	Co-Portfolio Manager

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